Stock Compensation Plans - Schedule of Weighted-Average Assumptions for Estimating Fair Value of Stock Options Granted (Details) - First Data Holdings - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.24%	1.40%	1.45%
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.45%	56.61%	51.77%
Expected term (in years)	7 years	7 years	7 years
Fair value of stock	$ 4	$ 3.50	$ 3.00
Fair value of options	$ 2.14	$ 1.99	$ 1.60